STAPLED UNITHOLDERS' EQUITY - Normal Course Issuer Bid (Details) - CAD ($) $ in Millions		12 Months Ended
	May 14, 2019	Dec. 31, 2019	Dec. 31, 2018
Normal Course Issuer Bid
Maximum number of stapled units issued and outstanding that may be repurchased pursuant to the normal course issuer bid	4,853,666
Maximum daily purchases that may be made by Granite	41,484
Units repurchased for cancellation		$ 0.1	$ 63.5
Normal Course Issuer Bid
Normal Course Issuer Bid
Units repurchased (in units)			1,282,171
Difference between the repurchase price and the average cost		$ 0.1	$ 5.6